Leases (Future Minimum Lease Payments by Year Under Capital Leases Together With the Present Value of the Net Minimum Lease Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Leases
2012	¥ 24,158
2013	16,914
2014	10,495
2015	6,507
2016	3,604
Thereafter	8,170
Total minimum lease payments	69,848
Less - Amount representing interest	(13,677)
Present value of net minimum lease payments	56,171
Less - Current obligation	(21,353)	[1]
Long-term capital lease obligations	¥ 34,818		¥ 41,032

[1]	Current obligation is included in "Other (Current liabilities)" in the consolidated balance sheets.